UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  8/31

Date of reporting period: 5/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2010 (Unaudited)

DWS LifeCompass 2030 Fund

	Shares	Value ($)
Equity - Equity Funds 68.4%
DWS Capital Growth Fund "Institutional"	38,855	1,799,007
DWS Communications Fund "Institutional"	14,669	219,886
DWS Disciplined Market Neutral Fund "Institutional"	1,127	10,755
DWS Diversified International Equity Fund "Institutional"	661,467	3,896,040
DWS Dreman Mid Cap Value Fund "Institutional"	18,098	170,481
DWS Dreman Small Cap Value Fund "Institutional"	35,110	1,140,358
DWS Emerging Markets Equity Fund "Institutional"	117,278	1,822,502
DWS Enhanced Commodity Strategy Fund "Institutional"	83,215	291,252
DWS Equity 500 Index Portfolio "Institutional"	37,656	4,667,122
DWS Europe Equity Fund "Institutional"	91,096	1,778,200
DWS Global Small Cap Growth Fund "Institutional"	19,991	620,319
DWS Global Thematic Fund "Institutional"	39,828	792,175
DWS Gold & Precious Metals Fund "Institutional"	17,009	351,407
DWS Growth & Income Fund "Institutional"	149,986	2,159,802
DWS Health Care Fund "Institutional"	63,941	1,446,334
DWS International Fund "Institutional"	30,677	1,181,380
DWS International Value Opportunities Fund "Institutional"	68,214	522,517
DWS Large Cap Focus Growth Fund "Institutional"	19,331	484,039
DWS Large Cap Value Fund "Institutional"	194,969	2,996,678
DWS Mid Cap Growth Fund "Institutional"	2,289	26,945
DWS RREEF Global Infrastructure Fund "Institutional"	4,616	36,330
DWS RREEF Global Real Estate Securities Fund "Institutional"	71,674	466,600
DWS RREEF Real Estate Securities Fund "Institutional"	30,223	465,435
DWS S&P 500 Plus Fund "S"	274,891	2,952,328
DWS Small Cap Core Fund "S"	106,687	1,551,223
DWS Small Cap Growth Fund "Institutional"	20,023	343,994
DWS Strategic Value Fund "Institutional"	107,587	3,057,610
DWS Technology Fund "Institutional"	315,622	3,651,747

Total Equity - Equity Funds (Cost $40,743,966)		38,902,466
Equity - Exchange-Traded Funds 23.5%
Consumer Discretionary Select Sector SPDR Fund	33,057	1,068,733
Consumer Staples Select Sector SPDR Fund	39,321	1,036,895
Energy Select Sector SPDR Fund	18,194	965,192
Financial Select Sector SPDR Fund	82,901	1,216,987
Industrial Select Sector SPDR Fund	41,005	1,214,978
iShares MSCI Australia Index Fund	44,960	904,146
iShares MSCI Canada Index Fund	27,161	710,803
iShares MSCI EAFE Small Cap Index Fund	32,857	1,082,310
iShares MSCI France Index Fund	2,088	42,929
iShares MSCI Germany Index Fund	41,897	802,327
iShares MSCI Japan Index Fund	140,910	1,340,054
iShares MSCI Switzerland Index Fund	1,427	27,941
iShares MSCI United Kingdom Index Fund	182,297	2,583,148
Utilities Select Sector SPDR Fund	13,267	381,559

Total Equity - Exchange-Traded Funds (Cost $12,846,760)		13,378,002
Fixed Income - Bond Funds 7.4%
DWS Core Fixed Income Fund "Institutional"	66,051	606,346
DWS Emerging Markets Fixed Income Fund "Institutional"	87,960	916,540
DWS Floating Rate Plus Fund "Institutional"	6,617	60,284
DWS Global Bond Fund "S"	49,376	490,795
DWS Global Inflation Plus Fund "Institutional"	30,656	309,630
DWS GNMA Fund "Institutional"	4,047	62,530
DWS High Income Fund "Institutional"	197,911	902,473
DWS Short Duration Plus Fund "Institutional"	19,341	183,937
DWS US Bond Index Fund "Institutional"	60,407	639,706

Total Fixed Income - Bond Funds (Cost $4,098,646)		4,172,241
Fixed Income - Money Market Fund 0.8%
Central Cash Management Fund (Cost $448,528)	448,528	448,528

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $58,137,900) †	100.1	56,901,237
Other Assets and Liabilities, Net	(0.1)	(56,387)

Net Assets	100.0	56,844,850

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $59,528,223.  At May 31, 2010, net unrealized depreciation for all securities based on tax cost was $2,626,986.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,851,998 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,478,984.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$38,902,466	$—	$—	$38,902,466
Exchange-Traded Funds	13,378,002	—	—	13,378,002
Bond Funds	4,172,241	—	—	4,172,241
Money Market Funds	448,528	—	—	448,528
Total	$56,901,237	$—	$—	$56,901,237

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2010